Property and Equipment (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Changes in the Value of Property and Equipment

(in thousands)	Computer Hardware	Furniture & Equipment	Computer Software	Building	Automobile	Leasehold Improvements	Lab Equipment	Total
	$	$	$	$	$	$	$	$
Cost:
Balance, April 30, 2019	111	111	130	—	—	393	3,369	4,114
IFRS 16 transition adjustment	—	—	—	1,669	—	—	—	1,669
Additions	17	—	—	905	49	6	350	1,327
Disposals	(74)	(75)	(80)	(196)	—	(49)	(633)	(1,107)
Foreign exchange	—	—	—	6	1	1	12	20
Balance, April 30, 2020	54	36	50	2,384	50	351	3,098	6,023
Additions	42	—	—	582	45	2	2,001	2,672
Disposals	—	—	—	—	—	—	(18)	(18)
Lease modification	—	—	—	(188)	—	—	—	(188)
Foreign exchange	—	—	(1)	(48)	(1)	—	(33)	(83)
Balance, April 30, 2021	96	36	49	2,730	94	353	5,048	8,406

Accumulated Depreciation:
Balance, April 30, 2019	88	86	49	—	—	206	2,048	2,477
Depreciation	23	7	66	697	7	69	497	1,366
Disposals	(74)	(75)	(80)	—	—	(49)	(633)	(911)
Foreign exchange	—	—	—	3	—	—	10	13
Balance, April 30, 2020	37	18	35	700	7	226	1,922	2,945
Depreciation	24	10	8	711	21	70	800	1,644
Disposals	—	—	—	—	—	—	(18)	(18)
Lease modification	—	—	—	(42)	—	—	—	(42)
Foreign exchange	—	—	(1)	(35)	(1)	—	(110)	(147)
Balance, April 30, 2021	61	28	42	1,334	27	296	2,594	4,382

Net Book Value:
April 30, 2020	17	18	15	1,684	43	125	1,176	3,078
April 30, 2021	35	8	7	1,396	67	57	2,454	4,024